Biological Assets (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Reserve Quantities [Line Items]
Beginning Balance	$ 10,436
Add: Purchase of cannabis seeds		3,200
Add: Purchased mothers & clones		753
Add: Purchased cannabis plants	521,949	363,565
Change in fair value less costs to sell due to biological transformation	541,352	985,515
Transferred to inventory upon harvest	(924,120)	(1,342,597)
Ending Balance	$ 149,617	$ 10,436